Common Stock	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Planet Labs Inc [Member]
Common Stock
8.	Common Stock
Common stockholders are entitled to dividends when and if declared by the Board of Directors, subject to the prior rights of the convertible preferred stockholders. As of October 31, 2021, no dividends have been declared. The holders of the Class A Common Stock and the holders of the Class B Common Stock at all times vote together as one class on all matters. Each holder of shares of Class B Common Stock, which are held by the Company’s founders, is entitled to 10 votes for each share of Class B Common Stock, and each holder of shares of Class A Common Stock is entitled to 1 vote for each share of Class A Common Stock.

9.	Common Stock
Common stockholders are entitled to dividends when and if declared by the Board of Directors, subject to the prior rights of the convertible preferred stockholders. As of January 31, 2021, no dividends have been declared. The holders of the Class A Common Stock and the holders of the Class B Common Stock at all times vote together as one class on all matters. Each holder of shares of Class B Common Stock, which are held by the Company’s founders, is entitled to 10 votes for each share of Class B Common Stock, and each holder of shares of Class A Common Stock is entitled to 1 vote for each share of Class A Common Stock.
On August 12, 2019, the Company effected a five-for-one stock split of its common stock and convertible preferred stock. All share and related per share information has been retroactively adjusted to reflect the stock split in these consolidated financial statements.